RETAINED PROFITS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Retained Profits [Abstract]
Schedule of Retained Profits

	The Group			The Bank
	2021	2020	2019	2021	2020	2019
	£m	£m	£m	£m	£m	£m
At 1 January	25,750	24,549	27,321	42,677	42,470	45,051
Profit attributable to ordinary shareholders (see below for the Bank)	4,826	1,023	2,515	3,249	224	2,165
Dividends paid (note 36)	(2,900)	—	(4,100)	(2,900)	—	(4,100)
Capital contributions received	164	140	229	164	140	229
Return of capital contributions	(4)	(4)	(5)	(4)	(4)	(5)
Realised gains and losses on equity shares held at fair value through other comprehensive income	1	(16)	12	1	4	12
Issue of other equity instruments	(1)	—	—	(1)	—	—
Redemptions of other equity instruments	(9)	—	—	(9)	—	—
Change in non-controlling interests	(1)	—	—	—	—	—
Post-retirement defined benefit scheme remeasurements	1,062	113	(1,117)	556	(102)	(576)
Gains and losses attributable to own credit risk (net of tax)[1]	(52)	(55)	(306)	(52)	(55)	(306)
At 31 December	28,836	25,750	24,549	43,681	42,677	42,470
1During 2020 the Group derecognised, on redemption, financial liabilities on which cumulative fair value movements relating to own credit of £1 million net of tax (2021: £nil; 2019: £nil), had been recognised directly in retained profits.

Income Statement
The profit after tax of the Bank was arrived at as follows:

	2021	2020	2019
	£m	£m	£m
Net interest income	4,606	4,519	5,684
Net fee and commission income	848	655	743
Dividends received	1,391	44	1,331
Net trading and other operating income	1,956	2,952	2,169
Other income	4,195	3,651	4,243
Total income	8,801	8,170	9,927
Operating expenses	(6,273)	(5,828)	(6,333)
Impairment credit (charge)	773	(1,898)	(503)
Profit before tax	3,301	444	3,091
Tax credit (expense)	292	197	(645)
Profit for the year	3,593	641	2,446

Profit attributable to ordinary shareholders	3,249	224	2,165
Profit attributable to other equity holders	344	417	281
Profit for the year	3,593	641	2,446